Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 3.	Acquisition

On November 16, 2015, the Company infused cash of $1,780 thousand into Liqxtal Technology Inc. (“Liqxtal”) in exchange for 64 percent of the outstanding common shares of Liqxtal. Acquisition costs, which are charged to expense as incurred, were insignificant. The results of Liqxtal’s operations have been included in the Company’s consolidated financial statements since that date. The amounts of Liqxtal’s revenues and losses included in the consolidated statements of income from the acquisition date to the period ended December 31, 2015 were nil and $30 thousand, respectively. Liqxtal mainly develops the technology on Liquid Crystal Lens (“LC Lens”). As a result of the acquisition, the Company is expected to further strengthen the Company’s competitiveness in the head-mounted displays with the addition of technology resources.

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At November 16,
2015
(in thousands)

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2,121
Current assets, other than cash	57
Intangible assets	732
Current liabilities	(5)
Deferred income tax liabilities	(124)
Total identifiable net assets acquired	2,781
Noncontrolling interests	(1,001)
Total consideration paid	$1,780

The fair value of acquired intangible assets and noncontrolling interests were determined based on management’s estimates. The intangible assets were core and developed technology and will be amortized based on a weighted-average useful life of 7 years.

The following unaudited pro forma results of operations for the years end December 31, 2014 and 2015 are presented as if the acquisition had been consummated on January 1, 2014, (dollars in thousands except per share amounts):

	For the years ended
	December 31,
	(unaudited)
	2014	2015

Net revenues	$840,542	691,789
Net income attributable to Himax Technologies, Inc. stockholders	$66,517	25,128
Basic and diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.19	0.07

The above unaudited pro forma information does not reflect any incremental direct costs, including any restructuring charges to be recorded in connection with the acquisition, or any potential cost savings that may result from the consolidation of certain operations of the Company or Liqxtal. Accordingly, the unaudited pro forma financial information above not necessarily indicative the actual results that would have occurred had the acquisition of Liqxtal been combined during the periods presented, nor is it necessarily indicative of future consolidated results of operations.